Commitments and Contingencies (Schedule of Fixed Non Cancelable Time Charter Contracts) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 124,091
Year 2	17,373
Year 3	725
Total	$ 142,189